BALANCES IN FOREIGN CURRENCY AND FOREIGN CURRENCY EXCHANGE RATE IMPACT IN PROFIT OR LOSS. (Details 4) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Agrcola el Paque SpA. [Member]
Statement [Line Items]
Reserve of exchange differences on translation	$ (950)	$ 0	$ 0
Arauco Canada Ltd. [Member]
Statement [Line Items]
Reserve of exchange differences on translation	8,210	(16,249)	357
Arauco do Brasil S.A. [Member]
Statement [Line Items]
Reserve of exchange differences on translation	36,141	55,101	(25,371)
Arauco Florestal Arapoti S.A. [Member]
Statement [Line Items]
Reserve of exchange differences on translation	42,281	4,582	(4,843)
Arauco Forest Brasil S A [Member]
Statement [Line Items]
Reserve of exchange differences on translation	124,804	17,585	(21,990)
Arauco Industria Mexico S.A.de C.V. [Member]
Statement [Line Items]
Reserve of exchange differences on translation	37,086	12,057	(3,008)
E2E SpA [Member]
Statement [Line Items]
Reserve of exchange differences on translation	1,781	0	0
Sonae Arauco S.A. [member]
Statement [Line Items]
Reserve of exchange differences on translation	7,197	(11,508)	(16,092)
Others [Member]
Statement [Line Items]
Reserve of exchange differences on translation	(98)	(3,702)	(2,928)
Total reserve of exchange differences on translation [Member]
Statement [Line Items]
Reserve of exchange differences on translation	$ 256,452	$ 57,866	$ (73,875)